Revenue	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
16. Revenue
16.	Revenue
Subscription and services
	2020	2019
Revenue from contracts with customers	19,114	23,449
Other	—	1,862
Total	19,114	25,311